Fair Value Measurements	9 Months Ended
Sep. 30, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 4. Fair Value Measurements
The carrying value of the Company’s financial instruments, including cash equivalents, accounts payable, accrued liabilities and notes payable approximates fair value due to their short-term nature. The Company’s investment portfolio consists of money market funds, which are carried at fair value. The Company has determined the carrying value to be equal to the fair value and has classified these investments as Level 1 financial instruments.